Investment in an Associate	9 Months Ended
Sep. 30, 2025
Investments, All Other Investments [Abstract]
Investment in an Associate

Note 4 – Investment in an Associate

As of September 30, 2025, management assessed the qualitative aspects of the Company’s equity investment in OnKai Inc. and certain macroeconomic factors, and determined that an impairment should be recognized in amount of $0.5 million.